BORROWINGS - Medium Term Notes (Details) - Medium term notes	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	4.30%		4.10%
Series 16 (C$400)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.30%	5.29%	0.00%